Background, Principal Activities and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Disclosure About Subsidiary [Table Text Block]
Himax Technologies, Inc. is a holding company located in the Cayman Islands. Following is general information about Himax Technologies, Inc.’s subsidiaries:

			Percentage of
			Ownership
		Jurisdiction of	December 31,
Subsidiary	Main activities	Incorporation	2013	2014

Himax Technologies Limited	IC design and sales	ROC	100.00%	100.00%
Himax Technologies Korea Ltd.	Sales	South Korea	100.00%	100.00%
Himax Technologies Japan Ltd.	Sales	Japan	100.00%	100.00%
Himax Semiconductor, Inc.	IC design and sales	ROC	100.00%	100.00%
Himax Semiconductor (Hong Kong) Limited (1)	Investments	Hong Kong	-	100.00%
Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%
Himax Technologies (Suzhou), Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%
Himax Technologies (Shenzhen), Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%
Himax Display, Inc.	LCOS and MEMS design, manufacturing and sales	ROC	76.70%	76.65%
Integrated Microdisplays Limited	LCOS sales	Hong Kong	76.70%	76.65%
Himax Display (USA) Inc.	MEMS design	Delaware, USA	76.70%	76.65%
Himax Analogic, Inc.	IC design and sales	ROC	83.17%	83.18%
Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%
Himax Imaging, Ltd.	IC design and sales	ROC	88.07%	87.95%
Himax Imaging Corp.	IC design	California, USA	88.07%	87.95%
Argo Limited (2)	Investments	Cayman Islands	100.00%	-
Tellus Limited (2)	Investments	Cayman Islands	100.00%	-

		Jurisdiction of	Percentage of Ownership December 31,
Subsidiary	Main activities	Incorporation	2013	2014

Himax Media Solutions, Inc.	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing	ROC	92.37%	98.85%
Himax Media Solutions (Hong Kong) Limited (2)	Investments	Hong Kong	-	-
Harvest Investment Limited	Investments	ROC	100.00%	100.00%
Iris Optronics Co., Ltd. (3)	E-paper manufacturing and sales	ROC	-	-

(1)	Himax Semiconductor (Hong Kong) Limited was newly incorporated on January 6, 2014, which is wholly owned by Himax Technologies, Inc.

(2)	Argo Limited, Tellus Limited and Himax Media Solutions (Hong Kong) Limited were deregistered and dissolved on July 29, 2014, July 29, 2014 and October 25, 2013, respectively.

(3)
Iris Optronics Co., Ltd. (“Iris”) was incorporated on May 18, 2012 and the paid-in capital was $153 thousand. The Company initially had a controlling financial interest in Iris because it had a majority voting interest at Iris board of directors. As a result, Iris was included in the Company’s consolidated financial statements since that date. On October 7, 2013, the Company no longer had a majority voting interest at Iris board of directors level, but still has the ability to exercise significant influence over the operating and financial policies of Iris. Therefore, the Company ceased consolidating Iris in its consolidated financial statements and now accounts for its investment in Iris using the equity method. The Company re-measured its investment in Iris at fair value due to the change in control and recognized a re-measurement gain.